Other investments - Asset management scheme (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2022	Jul. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Investment In Trust Scheme A
Disclosure of financial assets [line items]
Minimum initial investment				¥ 100,000,000
Fair value of investment	¥ 103,537,000		¥ 102,968,000
Investment In Trust Scheme B
Disclosure of financial assets [line items]
Minimum initial investment		¥ 100,000,000
Fair value of investment	¥ 105,112,000